Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of long-term debt [Abstract]
Long-term debt, gross	$ 312,422,000	$ 324,360,000
Less current maturities	0	0
Long-term debt, net	312,422,000	324,360,000
Aggregate amounts of contractual maturities of long-term debt for the next five years [Abstract]
Amounts Due in 2012	300,000
Amounts due in 2013	61,400,000
Amounts due in 2014	11,300,000
Amounts due in 2015	13,000,000
Amounts due in 2016	110,100,000
Debt covenenants [Abstract]
Debt to EBITDA (Maximum), Actual	0.0144
Net Worth (Minimum), Actual	1,049,210,000	983,785,000
Interest Coverage (Minimum), Actual	6.53
Debt to EBITDA (Maximum), Required	0.035
Net Worth (Minimum), Required	754,892,000
Interest Coverage (Minimum), Required	2.00
Short-term borrowings [Abstract]
Short-Term Borrowings	22,974,000	25,450,000
Weighted-average interest rates on short-term borrowings (in hundredths)	3.19%	2.39%
Line of Credit [Member]
Short-term borrowings [Abstract]
Short-Term Borrowings	5,000,000	0
Uncommitted Loans [Member]
Short-term borrowings [Abstract]
Short-Term Borrowings	12,434,000	20,476,000
Loans of foreign subsidiaries [Member]
Short-term borrowings [Abstract]
Short-Term Borrowings	5,540,000	4,974,000
Senior Notes Due November 2018 at 4.47 percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	0
Interest rate, stated percentage	4.47%
Maturity date	Nov. 30, 2018	Nov. 30, 2018
Interest rate (in hundredths)	4.47%
Senior Notes Due November 2017 at 4.14 percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	0
Interest rate, stated percentage	4.14%
Maturity date	Nov. 30, 2017	Nov. 30, 2017
Interest rate (in hundredths)	4.14%
Senior Notes Due Through May 2017 at 4.91 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	110,000,000	110,000,000
Interest rate, stated percentage	4.91%
Maturity date	May 31, 2017	May 31, 2017
Interest rate (in hundredths)	4.91%
Senior Notes Due November 2016 at 3.77 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	0
Interest rate, stated percentage	3.77%
Maturity date	Nov. 30, 2016	Nov. 30, 2016
Interest rate (in hundredths)	3.77%
Senior Notes Due November 2013 at 7.31 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	7.31%
Maturity date	Nov. 30, 2013	Nov. 30, 2013
Interest rate (in hundredths)	7.31%
Euro-denominated Senior Notes Due November 2013 at 5.85 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	25,061,000	25,876,000
Interest rate, stated percentage	5.85%
Maturity date	Nov. 30, 2013	Nov. 30, 2013
Interest rate (in hundredths)	5.85%
Euro-denominated Senior Notes Due November 2011 at 5.78 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	51,753,000
Interest rate, stated percentage	5.78%
Maturity date	Nov. 30, 2011	Nov. 30, 2011
Interest rate (in hundredths)	5.78%
Senior Notes Due November 2011 at 7.17 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	30,000,000
Interest rate, stated percentage	7.17%
Maturity date	Nov. 30, 2011	Nov. 30, 2011
Interest rate (in hundredths)	7.17%
Senior Notes Due through January 2011 at 6.68 Percent [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	2,143,000
Interest rate, stated percentage	6.68%
Maturity date	Jan. 31, 2011	Jan. 31, 2011
Interest rate (in hundredths)	6.68%
Long-term Debt [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	73,814,000	28,871,000
Average effective interest rate (in hundredths)	1.45%	0.65%
Available borrowings	264,700,000
Floating Rate Term Loan [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	0	46,625,000
Average effective interest rate (in hundredths)	2.01%	2.35%
Various Other Notes [Member]
Schedule of long-term debt [Abstract]
Long-term debt, gross	3,547,000	4,092,000
Line of Credit [Member]
Long-term debt additional disclosures [Abstract]
Previous period borrowing base on credit facility	300,000,000
Maximum borrowing base on credit facility	350,000,000
Schedule of long-term debt [Abstract]
Stand-by letters of credit outstanding	6,500,000	6,400,000
Available borrowings	$ 25,400,000